Loans - Schedule of Short-Term Borrowings (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Short-Term Borrowings [Line Items]
Total	$ 2,577,707	$ 3,359,025
December 23, 2025 to June 26, 2026 [Member] | Bank of Communications [Member]
Schedule of Short-Term Borrowings [Line Items]
Bank loans		428,994
July 14, 2025 to July 13, 2026 [Member] | Bank of China [Member]
Schedule of Short-Term Borrowings [Line Items]
Bank loans	663,218	643,491
June 9, 2025 to June 8, 2026 [Member] | Bank of Nanjing [Member]
Schedule of Short-Term Borrowings [Line Items]
Bank loans		1,000,987
June 1, 2026 to May 30, 2027 [Member] | Bank of Nanjing [Member]
Schedule of Short-Term Borrowings [Line Items]
Bank loans	736,909
October 30, 2025 to October 30, 2026 [Member] | Industrial and Commercial Bank of China [Member]
Schedule of Short-Term Borrowings [Line Items]
Bank loans	735,435	1,285,553
March 26, 2026 to March 25, 2027 [Member] | Bank of Jiangsu [Member]
Schedule of Short-Term Borrowings [Line Items]
Bank loans	$ 442,145